4. CONCESSIONS AND AUTHORIZATIONS (Details Narrative) - BRL (R$) R$ in Millions	1 Months Ended	12 Months Ended
	Sep. 19, 2020	Dec. 31, 2020
Disclosure Of Electricity Concessions And Authorizations [line items]
Discount of future payments	12.50%
Concession grant fee	R$ 852
Dividend and interest on equity		25.00%
Cemig Distribution [member]
Disclosure Of Electricity Concessions And Authorizations [line items]
Concession expired		Dec. 31, 2045
Two Thousand and Nineteen [member]
Disclosure Of Electricity Concessions And Authorizations [line items]
Percentage of Selic rate		80.00%
Two Thousand Twenty [member]
Disclosure Of Electricity Concessions And Authorizations [line items]
Percentage of Selic rate		111.00%